UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21324
                                                     ---------

                                 ACP Funds Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
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               (Address of principal executive offices) (Zip code)

                                 Gary E. Shugrue
                          Ascendant Capital Partners LP
                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-1311
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


       ACP ADVANTAGE STRATEGIC OPPORTUNITIES FUND 1

          Investment in ACP Strategic Opportunities Fund II, LLC, at value - 100.70%
          (Cost $801,007)
                                                                                                        $       831,112

      OTHER LIABILITIES IN EXCESS OF OTHER ASSETS - (0.70)%                                                      (5,818)
                                                                                                      ------------------
      NET ASSETS - 100.00%                                                                              $       825,294
                                                                                                      ==================



       ACP ADVISER SERIES STRATEGIC OPPORTUNITIES FUND 1

          Investment in ACP Strategic Opportunities Fund II, LLC, at value - 100.60%
          (Cost $475,068)
                                                                                                        $       499,262

      OTHER LIABILITIES IN EXCESS OF OTHER ASSETS - (0.60)%                                                      (2,984)
                                                                                                      ------------------
      NET ASSETS - 100.00%                                                                              $       496,278
                                                                                                      ==================



       ACP INSTITUTIONAL SERIES STRATEGIC OPPORTUNITIES FUND 1

          Investment in ACP Strategic Opportunities Fund II, LLC, at value - 100.04%
          (Cost $1,000,091)                                                                             $     1,014,726

      OTHER LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04)%                                                        (442)
                                                                                                      ------------------
      NET ASSETS - 100.00%                                                                              $     1,014,284
                                                                                                      ==================


       ACP ADVANTAGE CONTINUUM RETURN FUND

          As of March 31, 2005, there were no portfolio holdings to disclose for the ACP Advantage Continuum Return Fund.

1  Invests the majority of its assets in ACP Strategic Opportunities Fund II,
      LLC. The Schedule of Investments of ACP Strategic Opportunities Fund II, LLC is included below.


  ACP STRATEGIC OPPORTUNITIES FUND II, LLC

  SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             FAIR VALUE
                                                                                         ------------------
INVESTMENTS IN UNDERLYING FUNDS ^ # - 89.80%
LONG/SHORT EQUITY:
        CONSUMER - 12.08%
              Falconer Capital Partners, LP (Cost $1,000,000)                             $      1,083,407
              Zeke, LP (Cost $590,000)                                                             734,794
                                                                                         -----------------
                                                                                                 1,818,201
                                                                                         -----------------
        DIVERSIFIED - 37.52%
              Copper Beech Partners Fund, LP (Cost $950,000)                                     1,134,293
              Everglades Partners, LP (Cost $790,000)                                              992,625
              Healy Circle Partners, LP (Cost $1,308,000)                                        1,497,715
              Redstone Investors, LP (Cost $900,000)                                             1,027,352
              Trivium Onshore Fund, LP (Cost $1,000,000)                                           994,742
                                                                                         -----------------
                                                                                                 5,646,727
                                                                                         -----------------
        GROWTH - 6.49%
              Bull Path Fund I, LP (Cost $450,000)                                                 466,905
              Woodrow Partners, LP (Cost $440,000)                                                 509,130
                                                                                         -----------------
                                                                                                   976,035
                                                                                         -----------------
        HEALTHCARE - 10.46%
              Continental Healthcare Fund, LP (Cost $800,000)                                      861,141
              Symmetry Capital Partners, LP (Cost $750,000)                                        712,723
                                                                                         -----------------
                                                                                                 1,573,864
                                                                                         -----------------
        NATURAL RESOURCES - 7.32%
              Van Eck Hard Asset, LP (Cost $1,000,000)                                           1,101,687
                                                                                         -----------------

        SMALL CAP CORE - 5.42%
              Inwood Capital Fund, LP (Cost $790,000)                                              816,251
                                                                                         -----------------

        TECHNOLOGY - 5.62%
              Brightfield Partners, LP (Cost $690,000)                                             845,195
                                                                                         -----------------

        VALUE - 4.89%
              North Star Partners II, LP (Cost $590,000)                                           736,490
                                                                                         -----------------

        TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $12,048,000)                                13,514,450

        OTHER ASSETS LESS LIABILITIES - 10.20%                                                   1,534,631
                                                                                         -----------------

        MEMBERS' CAPITAL - 100.00%                                                             $15,049,081
                                                                                         =================


^ - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and market value of restricted securities as of March 31, 2005 was $12,048,000 and $13,514,450 respectively.
# - Non-income producing securities.

ACP CONTINUUM RETURN FUND II, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                               MARCH 31, 2005

                                       N/A


ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ACP Funds Trust
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By (Signature and Title)*  /s/ Gary E. Shugrue
                         -------------------------------------------------------
                           Gary E. Shugrue, President and
                           Chief Investment Officer
                           (principal executive officer)

Date              May 19, 2005
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Gary E. Shugrue
                         -------------------------------------------------------
                           Gary E. Shugrue, President and
                           Chief Investment Officer
                           (principal executive officer)

Date              May 19, 2005
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By (Signature and Title)*  /s/ Paul R. Knollmeyer
                         -------------------------------------------------------
                           Paul R. Knollmeyer, Chief Financial Officer
                           (principal financial officer)

Date              May 19, 2005
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* Print the name and title of each signing officer under his or her signature.